S1 Fund

of The RBB Fund, Inc.

Ticker Symbol: SONEX

I Shares

Prospectus

December 31, 2012

(as revised June 27, 2013)

Investment Adviser:

Simple Alternatives, LLC

THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE “SEC”). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SUMMARY SECTION

S1 Fund	1

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISKS	8

MANAGEMENT OF THE FUNDS

Investment Adviser	14

Sub-Advisers	14

SHAREHOLDER INFORMATION

Pricing of Fund Shares	18

Market Timing	18

Purchase of Fund Shares	19

Redemption of Fund Shares	21

Dividends and Distributions	22

More Information About Taxes	23

Multi-Class Structure	24

FINANCIAL HIGHLIGHTS	25

FOR MORE INFORMATION	Back Cover

SUMMARY SECTION

Investment Objective

The S1 Fund (the “Fund”) seeks to provide long-term capital appreciation with an emphasis on absolute (positive) returns and low correlation to traditional financial market indices such as the S&P 500® Index.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold I Shares of the Fund.

I Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	2.75%
Distribution (12b-1) Fees	None
Other Expenses:
Dividend Expense on Short Sales(1)	0.99%
Interest Expense on Borrowings	0.48%
Other Operating Expenses	1.02%
Total Other Expenses	2.49%
Acquired Fund Fees and Expenses(2)	0.05%
Total Annual Fund Operating Expenses	5.29%
Less Fee Waiver and Expense Reimbursements(3)	(0.82)%
Net Expenses	4.47%

(1)         There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.

(2)         “Acquired Fund” means any investment company in which the Fund invests or has invested during the fiscal year ended August 31, 2012. Net Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The Fund calculates the Acquired Fund’s expenses using the net expense ratios reported in the Acquired Fund’s most recent shareholder reports.

(3)         The Fund’s investment adviser, Simple Alternatives, LLC (the “Adviser”), has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes) exceeds 2.95% of the average daily net assets attributable to the Fund’s I Shares. This contractual limitation is in effect until at least December 31, 2014 and may not be terminated without Board approval. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, litigation, extraordinary items, interest and taxes are excluded from the expense limitation, Total Annual Fund Operating Expenses (after fees forgone and expense reimbursements) are expected to exceed the applicable expense limitation. If at any time during the first three years the Fund’s Advisory Agreement with the Adviser is in effect, the Fund’s I Shares Total Annual Fund Operating Expenses for that year are less than 2.95%, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three-year period if such reimbursement by the Fund does not cause the Fund to exceed existing expense limitations.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each

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year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$448	$1,433	$2,496	$5,128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 249.27%.

Summary of Principal Investment Strategies

The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub- advisers (“Sub-Advisers”) in percentages determined at the discretion of the Fund’s investment adviser, Simple Alternatives, LLC (the “Adviser”). The Adviser also manages a portion of the Fund’s assets and monitors Sub- Adviser trading with the dual objectives of maximizing each Sub-Adviser’s investment flexibility and assuring that the Fund as a whole complies with investment restrictions. Otherwise, each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund’s investment objective and strategies and the particular investment restrictions applicable to that Sub-Adviser.

The strategies utilized by the Fund are hedge fund-type strategies and include absolute return strategies as well as strategies aimed at enhanced risk-adjusted returns. The strategies and investment techniques employed by the Sub-Advisers aim to produce absolute returns over a full market cycle while managing risk exposure. These strategies and techniques may attempt to exploit disparities or inefficiencies in particular markets or geographical regions; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes and relationships or special situations and events (such as spin-offs or reorganizations). Such strategies may have low correlation to traditional markets because they seek asymmetric investment opportunities that may present risks unrelated to traditional markets.

The Sub-Advisers may invest and trade in a wide range of instruments, markets and asset classes in U.S. and non-U.S., developed and emerging markets. Investments include equities and equity-related instruments, fixed- income and other debt-related instruments, currencies, financial futures, options and swaps, commodity-linked instruments and private placements. Equities and equity-related instruments include common stocks, preferred stocks, convertible securities, sponsored and unsponsored depositary receipts, exchange traded funds (“ETFs”), Rule 144A equity securities, warrants, rights, and equity derivatives such as call and put options, forward currency exchange contracts, swaps and futures. Debt-related instruments include corporate bonds, Rule 144A bonds, defaulted debt securities, distressed debt securities, mezzanine investments, bank loans, asset-backed securities, mortgage-backed securities, unrated securities and securities of companies in bankruptcy. Commodity-linked instruments include commodity-linked structured notes, commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets. The Sub-Advisers may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Asset-backed securities acquired by the Fund may also include collateralized debt obligations (“CDOs”). CDOs include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”) and other similarly structured securities. The Sub-Advisers may invest in equity and debt securities of companies of all sizes and without limit on the credit quality or maturity of debt securities. These securities can be rated investment grade, rated below investment grade, or high yield securities (also known as “junk bonds”), which are below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch or unrated. The Fund may invest in securities of the lowest rating category, including securities in default. There is no limit to the amount the Fund may invest in junk bonds. The Sub-Advisers borrow money from banks in order to purchase securities or for other investment purposes. The Sub-Advisers may also sell securities short, which is a form of leverage.

The Adviser has primary responsibility for allocating Fund assets in a manner that attempts to diversify the Fund’s portfolio across multiple strategies and investment styles that the Adviser believes are complementary and, when

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combined, will  produce  enhanced  risk-adjusted  returns. The Adviser  reviews  a  range  of  qualitative  and quantitative factors when determining the allocations and reallocations to Sub-Advisers, including, but not limited to, the Sub-Adviser’s style, historical performance and the characteristics of each Sub-Adviser’s allocated assets (including investment process and statistical analysis). The Adviser will allocate Fund assets among strategies of the Sub-Advisers that it believes offer the potential for attractive long-term investment returns individually and are expected to blend within the Fund’s portfolio so that it will have low correlation and low volatility relative to the broader stock and bond markets. The Adviser may direct a Sub-Adviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s overall portfolio. The Adviser retains the discretion to invest the Fund’s assets in securities and other instruments directly and may do so in certain circumstances including pending allocation to a Sub-Adviser, to hedge against overall Fund exposure created by the Sub-Advisers, or to increase or reduce the Fund’s exposure to a particular issuer, sector, industry or general market risk, including interest rate risk.

Summary of Principal Risks

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. The Fund is only a suitable investment for investors who can bear leverage and derivatives securities risks. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

•             Multi-Manager Dependence. The success of the Fund’s investment strategy depends both on the Adviser’s ability to select Sub-Advisers and to allocate assets to those Sub-Advisers and on each Sub-Adviser’s ability to execute the relevant strategy and select investments for the Fund. The Sub-Advisers’ investment styles may not always be complementary, which could affect the performance of the Fund.

•             Absolute Return Focus. The Fund’s returns may deviate from overall market returns to a greater degree than other funds that do not employ an absolute return focus. In addition, if the Fund or a Sub-Adviser takes a defensive posture by hedging its portfolio and stock prices subsequently advance, the Fund’s returns may be lower than expected and lower than if the Fund’s portfolio had not been hedged.

•             Equity Securities. The Fund is designed for investors who can accept the risks of investing in a portfolio with significant holdings of equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities held by the Fund.

•             Mid Cap Company Investments. Securities of companies with mid cap capitalizations tend to be riskier than securities of companies with large capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid by mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

•             Small Cap Company Investments. Securities of companies with small capitalizations tend to be riskier than securities of companies with mid cap and large capitalizations. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

•             Fixed Income Securities. Fixed income securities in which the Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

•             Asset-Backed Securities. The risks of investing in asset-backed securities include interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

•             Mortgaged-Backed Securities. The risks of investing in mortgaged-backed securities include interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

•             High Yield Debt Obligations. The Fund may invest in high yield debt obligations, such as bonds and

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debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are     referred to as “junk bonds” and are not considered to be investment grade.

•             Foreign Investments. International investing is subject to special risks, including currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders.

•             Emerging Markets. Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•             Leverage. The Fund may borrow money from banks in order to purchase securities or for other investment purposes. The Fund may also engage in selling securities short, which is a form of leverage. Although the use of leverage by the Fund may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. There is no assurance that the use of leverage as an investment strategy will be successful.

•             Derivatives. The Fund’s investments in derivative instruments such as options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

•             Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity- linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

•             Convertible Securities. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•             Valuation. Portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using market quotations, and the security may be sold at a discount to the value established by the Fund.

•             Redemptions. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

•             Portfolio Turnover. The Fund frequently trades its portfolio securities. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains.

•             Exchange Traded Funds. ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF is designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

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•             New Adviser Risk. The Fund’s Sub-Advisers may be newly-formed, newly registered with the SEC and/or have not previously managed a mutual fund. Accordingly, investors in the Fund bear the risk that a Sub- Adviser’s inexperience may limit its effectiveness.

Fund Performance

The chart below illustrates the performance of the Fund’s I Shares. The information provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information may be obtained at www.S1Fund.com or 1-866-882-1226.

TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:                                             2.13% (quarter ended March 31, 2011)

Worst Quarter:                                     (3.93)% (quarter ended September 30, 2011)

Year-to-date total return for the nine months ended September 30, 2012: 4.00%

AVERAGE ANNUAL TOTAL RETURNS

The table below compares the Fund’s total returns for the calendar year ended December 31, 2011 to the average annual total returns of a broad-based securities market index for the same period. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2011

	Calendar Year
	ended	Since Inception(1)
	December 31, 2011	(September 30, 2010)
I Shares Before Taxes	(1.21)%	(1.92)%
I Shares After Taxes on Distributions(1)	(1.21)%	(1.92)%
I Shares After Taxes on Distributions and Sale of Fund Shares	(0.79)%	(1.63)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	13.10%

(1)         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA).

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Management of the Fund

Investment Advisers and Sub-Advisers

Simple Alternatives, LLC, 90 Grove Street, Suite 205, Ridgefield, Connecticut 06877, serves as investment adviser to the Fund. Roaring Blue Lion Capital Management, LLC, Courage Capital Management, LLC, Garelick Capital Partners, L.P., Lauren Templeton Capital Management, LLC, Maerisland Capital, LLC, Sonica Capital LLC, and Starwood Real Estate Securities, LLC, each serves as a Sub-Adviser to the Fund.

Portfolio Managers

	Title	Portfolio Manager of Fund since:
Simple Alternatives, LLC
James Dilworth	Managing Partner	Inception
Bruce MacDonald	Partner	Inception
Roaring Blue Lion Capital Management, LLC
Charles W. Griege, Jr.	Managing Partner, Chief Investment Officer	Inception
Courage Capital Management, LLC
Richard C. Patton	Chief Investment Officer	Inception
Garelick Capital Partners, L.P.
Bruce Garelick	Managing Partner, Chief Investment Officer	June 27, 2013
Lauren Templeton Capital Management, LLC
Lauren C. Templeton	Founder, Managing Member, Chief Compliance Officer	Inception
Scott Phillips	Portfolio Manager, Head of Research	Inception
Maerisland Capital, LLC
Mark Beder	Founder, Chief Executive Officer, Chief Investment Officer	January 1, 2012
Sonica Capital LLC
Alexander Fodor	Managing Member, Chief Investment Officer	June 3, 2013
Starwood Real Estate Securities, LLC
Matthew C. Gilman	Chief Executive Officer, Portfolio Manager	Inception

Purchase and Sale of Fund Shares

Minimum Initial Investment: $1,000,000

You can only purchase and redeem Shares of the Fund on days the New York Stock Exchange is open. Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professions (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail:

S1 Fund

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9869

Providence, RI 02940-8042

Purchase By Wire:

Before sending any wire, call BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) at 1-866-882-1226

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to confirm the current wire instructions for the S1 Fund.

Redemption By Telephone:

Call the Transfer Agent at 1-866-882-1226

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISKS

This section provides some additional information about the Fund’s investments and certain portfolio management techniques that the Fund may use. More information about the Fund’s investments and portfolio management techniques, and related risks, is included in the Statement of Additional Information (“SAI”).

The Fund’s investment objective is non-fundamental and may be changed by the Board of Directors of The RBB Fund, Inc. (the “Company”) without the approval of the Fund’s shareholders. However, as a matter of policy, the Fund would not materially change its investment objective without informing shareholders at least 60 days in advance of any such change.

Additional Information About the Fund’s Principal Investments and Risks

Sub-Adviser Investment Strategies. The Sub-Advisers will use a combination of the following investment strategies:

Relative Value

This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. Such discrepancies are often created by imbalances in supply and demand of different types of issues (for example, agency securities relative to U.S. Treasury securities).

Event Driven

This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event. Such events include corporate events, such as restructurings, spin-offs and significant litigation (e.g., tobacco litigation). Opportunities in this area are created by the reluctance of traditional investors to assume the risk associated with certain corporate events.

Long/Short Equity

This strategy employs long and short trading in common stock, and preferred stock of U.S. and foreign issuers. This strategy attempts to neutralize exposure to general market risk by primarily investing in stocks that are undervalued and short selling those stocks that are considered to be undervalued.

Market Neutral Equity

This strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Global Macro

This strategy seeks to generate income and/or capital appreciation through a portfolio of investments focused on macro-economic opportunities across numerous markets and instruments. These strategies may include positions in the cash, currency, futures and forward markets. Trading positions are generally held both long and/or short in both U.S. and non-U.S. markets. With a broader global scope, returns to the Global Macro strategy generally exhibit little to no correlation with the broader domestic equity and bond markets.

Convertible Arbitrage

This strategy seeks to take advantage of pricing inefficiencies of the embedded option in a convertible bond. The strategy typically involves the purchase of a convertible debt or preferred equity instrument (an instrument that is effectively a bond or has a fixed obligation of repayment with an embedded equity option, non-detachable warrants or an equity-linked or equity-indexed note) concurrent with the short sale of, or a short over-the-counter derivative position in, the common stock of the issuer of such debt instrument.

Credit Biased

These strategies invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may include wide credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

Mortgage Backed Securities

This strategy is designed to exploit perceived mispricings in mortgage back securities. Such mispricings can result from periods of market illiquidity and distress or from analytical anomalies. The strategy will invest in both conventional and complex mortgage backed securities.

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Opportunistic Equities

This strategy is designed to capitalize on underpriced equity securities or on positive market trends and may focus in certain securities markets, industries, company sizes, or geographical areas. Strategies are primarily managed for absolute return and Sub-Advisers assess risk and opportunity on an absolute, not an index-relative basis, by focusing on relatively few investments that the manager believes are undervalued and either offer a margin-of-safety, or offer high growth opportunities. Selective hedging through the use of short sales or options may be utilized to manage risk exposure. Strategies may also focus on special situations or events, including distressed equities.

Additional Investment Strategies

The Fund also has the ability to employ strategies including borrowing money from banks to purchase securities and investing in warrants, options and futures, reverse repurchase agreements, initial public offerings, restricted securities, and other investment companies. Each Sub-Adviser will have its own methods of determining when to sell an investment, which will vary depending on the Sub-Adviser’s investment strategy. Sell decisions may be triggered by an adverse change in a company’s operating performance or a deterioration of a company’s business model. A sell trigger may also occur if a Sub-Adviser discovers a new investment opportunity that it believes is more compelling.

Derivative Contracts. The Fund may, but need not, use derivative contracts for any of the following purposes:

•             To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be purchased;

•             As a substitute for buying or selling currencies or securities; or

•             To seek to enhance the Fund’s return in non-hedging situations (which is considered a speculative activity).

Examples of derivative contracts include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate or currency swaps. The Fund may use derivative contracts involving foreign currencies. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Short Sales. The Fund engages in short sales — including those that are not “against the box,” which means that the Fund may make short sales where the Fund does not currently own or have the right to acquire, at no added cost, securities identical to those sold short — in accordance with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). In a typical short sale, the Fund borrows from a broker a security in order to sell the security to a third party. The Fund is then obligated to return a security of the same issuer and quantity at some future date. The Fund realizes a loss to the extent the security increases in value or a profit to the extent the security declines in value (after taking into account any associated costs). Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 95% of the value of the Fund’s assets.

Equity and Equity-Related Securities. The Fund invests in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts (“REITs”), and equity participations. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Common stocks may decline over short or even extended periods of time. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to

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additional shares is not executed prior to the right’s or warrant’s expiration. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership than investors in a corporation. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund’s net asset value to fluctuate. The number of issuers in the Fund’s portfolio will vary over time.

Fixed Income Investments. The Fund invests a portion of its assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The principal debt investments of the Fund will be fixed and floating rate securities with no reset terms.

The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, the Fund treats the security as being rated in the higher rating category.

Mortgage-Backed Securities. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk, i.e. the risk that an issuer will exercise its right to pay later than expected. This may occur when there is a rise in interest rates. Mortgage derivatives and structured securities often employ features that have the effect of leverage. As a result, small changes in interest or prepayment rates may cause large and sudden price movements, especially compared to an investment in a security that is not leveraged. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

The Fund may also use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose the Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations. In addition, if the Adviser’s or Sub-Advisers’ prepayment assumptions are incorrect, the Fund may have performed better had the Fund not entered into the mortgage dollar roll. Unless covered, investing in dollar rolls creates leverage and dollar rolls are subject to the general risks involved in leveraging.

Foreign Securities. The Fund may invest in securities of foreign issuers that are traded or denominated in U.S. dollars (including equity securities of foreign issuers trading in U.S. markets) through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”). Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder

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communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders.

In addition, the Fund may invest in securities traded or denominated in foreign currencies and in multinational currencies such as the Euro. The Fund will value its securities and other assets in U.S. dollars. Investments in securities of foreign entities and securities denominated or traded in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated or quoted in currencies other than the U.S. dollar. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Valuation. Portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Interest Rate Risk. During periods of rising interest rates, the market value of the Fund’s fixed-income securities will tend to be lower than prevailing market interest rates. In periods of falling interest rates, the market value of the Fund’s fixed-income securities generally will tend to be higher than prevailing market interest rates. Prices of longer-term fixed income securities are typically more sensitive to changes in interest rates than prices of shorter-term fixed-income securities.

Credit/Default Risk. The credit rating of an issuer or guarantor of a security in which the Fund invests may be lowered or an issuer or guarantor of a security or the counterparty to a derivatives contract or a repurchase agreement may default on its payment obligations.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Liquid securities may also become illiquid because of market events or uncertainties. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Leveraging Risks. The use of leverage by the Adviser and Sub-Advisers may increase the volatility of the Fund. These leveraged instruments may result in losses to the Fund or may adversely affect the Fund’s net asset value or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Fund may also use borrowed funds to create leverage. Although the use of leverage by the Fund may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and instruments purchased with leverage proceeds are greater than the cost of the leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and instruments purchased with such proceeds does not cover the cost of leverage, the Fund’s return will be less than if leverage had not been used. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund may not be able to liquidate assets quickly enough to pay off its borrowing. Short sales of securities also involve the use of leverage. Using this investment technique may adversely affect the Fund’s net asset value or total return.

To limit leverage risk, the Fund will segregate assets determined by the Adviser to be liquid in accordance with procedures established by the Board of Directors, or, when permissible, enter into offsetting transactions, to cover its obligations resulting from its use of derivative instruments. Securities held in a segregated account cannot be sold while the futures contract, option or other derivative is outstanding, unless they are replaced with other suitable assets. As a result, it is possible that segregating a large percentage of the Fund’s assets could impede portfolio management or its ability to meet redemption requests or other current obligations.

Interest Rate Swaps, Total Return Swaps, Credit Default Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars.

•                  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.

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•                  Total return swaps are contracts that obligate one party to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities or a non-asset reference such as a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.

•                  Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation.

•                  Options on swaps (“swaptions”) are options to enter into a swap agreement. The Fund may also purchase and write (sell) swaptions. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

•                  Interest rate caps entitle the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap.

•                  Interest rate floors entitle the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

•                  Interest rate collars combine a cap and a floor that are designed to preserve a certain return within a predetermined range of interest rates.

The Fund may enter into the transactions described above for hedging purposes or to seek to increase total return (which is considered a speculative activity). The use of swaps, swaptions, and interest rate caps, floors and collars is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or a Sub-Adviser is incorrect in its forecasts of market values and interest rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.

Counterparties. To the extent the Fund invests in loans or securities traded over-the-counter, swaps, “synthetic” or derivative instruments, repurchase agreements, certain types of options or other customized financial instruments, the Fund takes the risk of non-performance by the other party to the contract. This risk may include credit risk of the counterparty and the risk of settlement default. This risk may differ materially from those entailed in exchange-traded transactions that generally are supported by guarantees of clearing organizations, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

Commodity-Linked Derivatives. The Fund may gain exposure to the commodities markets through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. There cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to debt and equity securities.

Convertible Securities Risk. Convertible securities have characteristics of both equity and fixed-income securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions. In particular, when interest rates rise, fixed-income securities will decline in value. Convertible securities frequently have speculative

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characteristics and may be acquired without regard to minimum quality ratings. Lower quality convertible securities, also known as “junk bonds,” involve greater risk of default or price changes due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities in the lowest quality category may present the risk of default, or may be in default.

Tax Risk. The Fund may seek to gain exposure to the commodity markets through investments in commodity- linked notes. The Fund has not requested or received a ruling from the Internal Revenue Service (“IRS”) regarding their treatment for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code (“Code”). Additionally, the tax treatment of commodity-linked notes and other commodity-linked derivatives may be adversely affected by future legislation, U.S. Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Exchange-Traded Funds (ETFs). The Fund may invest up to 25% of its assets in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies. The Fund may invest up to 10% of its total assets in the securities of other investment companies (including issues that would be investment companies but for sections 3(c)(1) or 3(c)(7) of the 1940 Act), but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Fund may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. Investments in issues that would be investment companies but for sections 3(c)(1) or 3(c)(7) of the 1940 Act will generally be considered illiquid investments and would be subject to the Fund’s 15% limitation on investments in illiquid securities.

Redemptions. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Portfolio Turnover. The Fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Fund’s performance.

Temporary Investments. The Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking temporary defensive positions (up to 100% of its assets) in all types of money market and short-term debt securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Broad-Based Securities Market Index. The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

Disclosure of Portfolio Holdings

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. The SAI is incorporated herein.

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MANAGEMENT OF THE FUNDS

Investment Adviser

Simple Alternatives, LLC, a registered investment adviser located at 90 Grove Street, Suite 205, Ridgefield, Connecticut 06877, provides investment advisory services to the Fund subject to the general supervision of the Company’s Board of Directors. The Adviser was founded in October 2009 by James Dilworth.

Pursuant to an investment advisory agreement with the Company, the Adviser is entitled to an advisory fee at the annual rate of 2.75% of the Fund’s average daily net assets, computed daily and payable monthly. The Adviser has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes) exceeds 2.95% of the average daily net assets attributable to the Fund’s I Shares. This contractual limitation is in effect until at least December 31, 2014 and may not be terminated without Board approval. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, litigation, extraordinary items, interest and taxes are excluded from the expense limitation, Total Annual Fund Operating Expenses (after fees forgone and expense reimbursements) are expected to exceed the applicable expense limitation. If at any time during the first three years the Fund’s Advisory Agreement with the Adviser is in effect, the Fund’s Total Annual Fund Operating Expenses for that year are less than 2.95%, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three-year period if such reimbursement by the Fund does not cause the Fund to exceed existing expense limitations. For the fiscal year ended August 31, 2012, after waivers, the Adviser has received 1.93% of the Fund’s average daily net assets. Had fee waivers not been in place, the Adviser would have received 2.75% of the Fund’s average daily net assets.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination, and replacement, subject to approval by the Board of Directors. James Dilworth and Bruce MacDonald are the portfolio managers primarily responsible for the day-to-day management of the Fund. Prior to founding Simple Alternatives, LLC, Mr. Dilworth worked with Common Sense Investment Management, LLC. Common Sense Investment Management is an institutional hedge fund of funds. Mr. Dilworth founded Dilworth Securities, Inc. and Dilworth Capital Management, LLC in 2003. Prior to establishing Dilworth Capital, Mr. Dilworth served as the CEO and Managing Director of London-based Middlebury Capital Partners International, a holding company partially owned by and managing investments for the Charles R. Schwab family. In 1998, Mr. Dilworth joined Clark Winter in developing Winter Capital International, a fund of funds based in New York City, which was sold to Citigroup Private Bank in late 2000. Mr. Dilworth received his MBA from Northwestern University’s Kellogg Graduate School of Business. Mr. MacDonald currently serves as a Partner of the Adviser. From 2005 to 2009 he was Director of Asset Allocation and Risk Management for the University of Virginia Investment Management Company (UVIMCO). Before joining UVIMCO Mr. MacDonald was the Senior Investment Strategist for Putnam Investments’ Global Asset Allocation team. Mr. MacDonald holds an MBA from Columbia University and a BA in religion from Wesleyan University.

Sub-Advisers

The Fund has received an exemptive order from the SEC that permits the Adviser to engage or terminate a Sub-Adviser, and to enter into and materially amend an existing sub-advisory agreement, upon the approval of the Board of Directors, without obtaining shareholder approval. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser compensates each Sub-Adviser at a rate negotiated by the Adviser and the Sub-Adviser. The Adviser selects Sub-Advisers based upon the Sub-Adviser’s skills in managing assets pursuant to particular investment styles and strategies. The Adviser monitors existing Sub-Advisers based on their investment styles, strategies, and results in managing assets for specific asset classes. Each Sub-Adviser will have discretion to select portfolio securities for its portion of the Fund, but must select those securities according to the Fund’s investment objectives and restrictions. The Fund is not required to invest with any minimum number of Sub-Advisers, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser. The Adviser may change the allocation of the Fund’s assets among the available Sub-Advisers, and may add or remove Sub-Advisers, at any time.

Roaring Blue Lion Capital Management, LLC (“Blue Lion”), a registered investment adviser located at 8115 Preston Road, Suite 550, Dallas, TX 75225, has served as a Sub-Adviser to the Fund since its inception. Charles W. Griege, Jr. is the portfolio manager primarily responsible for the day-to-day management of the portion of the Fund sub-advised by Blue Lion. Mr. Griege has been Managing Partner and Chief Investment Officer of

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Blue Lion since 2005. Prior to starting Blue Lion, Mr. Griege joined Atlas Capital Management, a long/short equity fund, as a partner in May 2001. Prior to Atlas, Mr. Griege spent six years in investment banking, most recently as a Managing Director at SoundView Technology Group. Prior to joining SoundView, Mr. Griege was a Vice President in the research sales division of Sanford Bernstein. Mr. Griege received an MBA with honors from Columbia Business School in 1990 and a BA degree from Vanderbilt University in 1985. Blue Lion employs a long/short equity strategy with a value-oriented bias in managing its portion of the Fund. The Fund is the only mutual fund for which the Sub-Adviser provides advisory services.

Courage Capital Management, LLC (“Courage Capital”), a registered investment adviser located at 4400 Harding Road, Ste. 503, Nashville, Tennessee 37205, has served as a Sub-Adviser to the Fund since its inception. Courage Capital was founded in 1998 by Richard C. Patton, who is also the portfolio manager primarily responsible for the day-to-day management of the portion of the Fund sub-advised by Courage Capital. Mr. Patton is also Chief Investment Adviser of Courage Capital. Prior to founding Courage Capital, Mr. Patton co-founded and operated Woodmont Capital, LLC. Mr. Patton serves on the American Red Cross Board of Governors. Mr. Patton earned a B.S. in Economics from Vanderbilt University and an M.B.A. from Harvard Business School. Courage Capital employs an event driven investment strategy, including investments in special situations companies and distressed securities, in managing its portion of the Fund. The Fund is the only mutual fund for which the Sub- Adviser provides advisory services.

Garelick Capital Partners, L.P. (“Garelick”), a registered investment adviser located at 2 International Place-18th Floor, Boston, MA  02110, has served as Sub-Adviser to the Fund since June 27, 2013. Garelick was founded in May 2012 and is majority owned by Bruce Garelick, its Managing Partner and Chief Investment Officer, who is primarily responsible for directing the business and affairs of Garelick.  Prior to forming Garelick, from 2005 until 2011, Mr. Garelick acted as Lead Technology Portfolio Manager for Adage Capital Management, LP, a Boston based equity hedge fund manager.  Mr. Garelick earned his Bachelor of Arts degree from Vanderbilt University in 1992 and a Masters in Business Administration degree from The Wharton School of the University of Pennsylvania in 1997.  Garelick will employ an equity long/short strategy with a focus on technology securities.  The Fund is the only mutual fund for which the Sub-Adviser provides advisory services.

Lauren Templeton Capital Management, LLC (“LT”), a registered investment adviser located at 633 Chestnut Street, Suite 820, Chattanooga, TN 37450, has served as a Sub-Adviser to the Fund since its inception. LT was founded in 2001 by Lauren C. Templeton. Ms. Templeton and Scott Phillips have responsibility for the day- to-day management of the portion of the Fund sub-advised by LT. Ms. Templeton is managing member and Chief Compliance Officer of LT. Ms. Templeton is also founder and director of the Southeastern Hedge Fund Association. In addition to these responsibilities Ms. Templeton also serves the following organizations; The Atlanta Hedge Fund Roundtable (President), the Board of Trustees at the Baylor School, the Pre-Business Advisory Council at the University of the South, Sewanee (Board Member), and the Finance Advisory Board of the University of Tennessee Chattanooga. Ms. Templeton is a published book author having written “Investing the Templeton Way” released by McGraw Hill in 2008. Investing the Templeton Way is a value investor’s guide to the successful methods employed by her mentor, Sir John Templeton. Ms. Templeton received a B.A. in Economics from the University of the South. Mr. Phillips joined LT in 2007 and serves as Portfolio Manager and Head of Research. Prior to joining LT, Mr. Phillips founded Cumberland Capital Corp, located in Chattanooga, Tennessee in 2004, where he provided equity research services to Green Cay Asset Management, a hedge fund management company located in Nassau, Bahamas. Mr. Phillips received his B.A. in English from the University of the South. Mr. Phillips co- authored “Investing the Templeton Way.” LT uses a global value investment strategy in managing its portion of the Fund. The Fund is the only mutual fund for which the Sub-Adviser provides advisory services.

Maerisland Capital, LLC (“Maerisland”), a registered investment adviser located at 500 Newport Center Drive, Suite 600, Newport Beach, CA 92660, has served as a Sub-Adviser to the Fund since January 1, 2012. Maerisland was formed in September of 2011 by Mark Beder, who is also the portfolio manager primarily responsible for the day-to-day management of the portion of the Fund sub-advised by Maerisland. Mr. Beder has over 18 years of investment experience as a fundamental, bottoms-up investor and has managed global equity portfolios with long-only, market-neutral and long/short hedged strategies. Prior to forming Maerisland, Mr. Beder was a partner with the Tremblant Capital Group (“Tremblant”) from September 1, 2005 through 2010. Mr. Beder was the founding member and sole portfolio manager of the Tremblant-Trident Funds. Following Tremblant’s restructuring in late 2008, Mr. Beder was named a partner at Tremblant, managed a generalist book within Tremblant’s main fund, and served on the Investment and the Risk Management Committees. Prior to his work at Tremblant, Mr. Beder was a co- founder and co-portfolio manager of KiCap Management Funds (“KiCap”), series market neutral hedge funds. Mr. Beder and his co-portfolio manager at KiCap began their work together while co-heading the global telecom and media team at Tiger Management, LLC. Mr. Beder and his partner managed a book of over $300 million of

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assets within Tiger Management’s main fund. Prior to joining Tiger Management in 1999, Mr. Beder spent 6 years with The Capital Group Companies where he managed a $1.4 billion global telecom portfolio and was the lead manager to an additional $6 billion in global telecom assets. Prior to entering the investment industry, Mr. Beder was a Lieutenant Commander and Assault Team Leader with the United States Navy SEAL Team. Mr. Beder holds a Masters of Business Administration degree from the Harvard Business School and a Bachelor of Science degree in Mechanical Engineering from the Massachusetts Institute of Technology. Mr. Beder serves as a Trustee for Harbor Day School and is a Board Member for Second Harvest Food Bank of Orange County. Maerisland uses a long/short global investment strategy that focuses on proprietary research in managing its portion of the Fund. The Fund is the only mutual fund for which the Sub-Adviser provides advisory services.

Sonica Capital LLC (“Sonica”), a registered investment adviser located at 400 Madison Avenue, 17th Floor, New York, NY 10017, has served as a Sub-Adviser to the Fund since June 3, 2013.  Alexander Fodor is the founder, Chief Investment Officer and Managing Member of Sonica.  Mr. Fodor is responsible for both the day-to-day investment decisions and the long-term strategy of that portion of the assets of the Fund allocated to it by the Adviser.  Mr. Fodor has over 14 years of investment and equity research experience.  From 2006 until founding Sonica in 2008, Mr. Fodor was at Izara Capital Management, LLC, where he headed the firm’s research, investment and coverage of equities in the consumer sector.  Mr. Fodor holds a Masters of Business Administration degree from New York University and a Bachelor of Arts degree from Wesleyan University.  Sonica employs a research-based long/short equity investment strategy, with a focus on equities of U.S companies with understandable business models.

Starwood Real Estate Securities, LLC (“SRES”), a registered investment adviser located at 591 West Putnam Avenue, Greenwich, Connecticut 06830, has served as a Sub-Adviser to the Fund since its inception. SRES was launched in 2004. SRES is jointly owned by Barry Sternlicht, Chairman and Advisor, and Matthew C. Gilman, Chief Executive Officer and Portfolio Manager. Over the past 19 years, Mr. Sternlicht has structured more than 400 investment transactions with an asset value of more than $40 billion. From 1995 through 2005, Mr. Sternlicht was Chairman and CEO of Starwood Hotels & Resorts Worldwide, Inc., a company he founded in 1995. Mr. Gilman is the portfolio manager primarily responsible for the day-to-day management of the portion of the Fund sub-advised by SRES. Mr. Gilman joined Starwood Real Estate Securities LLC at its founding in 2004. From 1999 to 2004, Mr. Gilman was Senior Portfolio Manager at ABP Investments US, Inc., the US subsidiary of the Dutch Civil Service Pension Fund, regarded as one of the largest in the world. Mr. Gilman covered real estate securities at JP Morgan Investment Management from 1995 to 1999 and for one year at Genesis Realty Advisors from 1994 to 1995. Mr. Gilman began his career at Wellsford Residential Properties in 1992, a multi-family real estate investment trust. Mr. Gilman is a graduate of Dartmouth College and is a member of the National Association of Real Estate Investment Trusts. SRES employs a long/short equity investment strategy, with a focus on public real estate securities, in managing its portion of the Fund. The Fund is the only mutual fund for which the Sub- Adviser provides advisory services.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

A discussion regarding the basis for the Company’s Board of Directors approval of the Fund’s investment advisory agreement with the Adviser and sub-advisory agreements with the Sub-Advisers is available in the Fund’s annual report for the period ended August 31, 2012 (except for Maerisland, Garelick and Sonica). The discussion regarding the basis for the Company’s Board of Directors approval of the Fund’s sub-advisory agreement with Maerisland is in the Fund’s semi-annual report for the period ended February 29, 2012.  The discussion regarding the basis for the Company’s Board of Directors approval of the Fund’s sub-advisory agreements with Garelick and Sonica will be available in the Fund’s annual report for the period ended August 31, 2013.

Marketing Arrangement

The Adviser or its affiliates may pay additional compensation, out of profits derived from the Adviser’s management fee and not as an additional charge to the Fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any record keeping or sub-transfer agency fees payable by the Fund, or other fees described in the fee table or

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elsewhere in the Prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Adviser access to the financial institution’s sales force; granting the Adviser access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Fund available to its customers and may allow the Fund greater access to the financial institution’s customers.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

I Shares of the Fund (“Shares”) are priced at their net asset value (“NAV”). The NAV per share of the Fund is calculated as follows:

Value of Assets Attributable to I Shares
NAV = –	Value of Liabilities Attributable to I Shares
Number of Outstanding Shares of I Shares

The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The Fund will effect purchases of Fund shares at the NAV next determined after receipt by the Fund’s Transfer Agent of your purchase order in good order. The Fund will effect redemptions of Fund shares at the NAV next calculated after receipt by the Fund’s Transfer Agent of your redemption request in good order.

The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over- the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If the Fund holds foreign equity securities, the calculation of the Fund’s NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund’s portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable by the Fund’s administrator, in consultation with the Adviser and Sub-Advisers, securities will be valued by the Adviser and Sub-Advisers in accordance with procedures adopted by the Company’s Board of Directors and under the Board of Directors’ ultimate supervision. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs, REITs and closed-end funds will be valued at their market price.

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages and does not accommodate market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund Shares held by long-term shareholders. The Company and the Adviser reserve the right to (i) reject a purchase or exchange order, (ii) delay payment of immediate cash redemption proceeds for up to seven calendar days, (iii) revoke a shareholder’s privilege to purchase Fund Shares (including exchanges), or (iv) limit the amount of any exchange involving the purchase of Fund Shares. An investor may receive notice that their purchase order or exchange has been rejected after the day the order is placed or after acceptance by a financial intermediary. It is currently expected that a shareholder would receive notice that its purchase order or exchange has been rejected within 48 hours after such purchase order or exchange has been received by the Company in good order. The Company and the Adviser will not be liable for any loss resulting from rejected

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purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise its right if, in the Company’s (or the Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company or the Adviser, has been or may be disruptive to the Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

Pursuant to the policy adopted by the Board of Directors, the Adviser has developed criteria that it uses to identify trading activity that may be excessive. The Adviser reviews on a regular, periodic basis available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, the Adviser, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. If, in its judgment, the Adviser detects excessive, short-term trading, it may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Adviser may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Adviser will apply the criteria in a manner that, in its judgment, will be uniform.

If necessary, the Company may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

There is no assurance that the Fund will be able to identify market timers, particularly if they are investing through intermediaries.

Purchase of Fund Shares

Shares representing interests in the Fund are offered continuously for sale by Foreside Funds Distributors, LLC, formerly known as BNY Mellon Distributors Inc. (the “Distributor”).

General. You may purchase Shares of the Fund at the NAV per Share next calculated after your order is received by the Transfer Agent in good order as described below. The Fund’s NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment in the Fund is $1,000,000. There is no minimum for subsequent investments. The Fund may accept initial investments of smaller amounts in its sole discretion. You can only purchase Shares of the Fund on days the NYSE is open and through the means described below.

Purchases Through Intermediaries. Shares of the Fund may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by the Fund in good order, the Transfer Agent will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

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For administration, subaccounting, transfer agency and/or other services, the Adviser may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) of the average annual net asset value of accounts with the Company maintained by such Service Organization or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($1,000,000 minimum) payable to the Fund. Third party checks will not be accepted.

Regular Mail:	Overnight Mail:

S1 Fund	S1 Fund
c/o BNY Mellon Investment Servicing (US) Inc.	c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9869	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

The name of the Fund should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Shares of the Fund may be purchased by wiring federal funds to The Bank of New York Mellon. A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. For the Fund, notification must be given to the Transfer Agent at 1-866-882-1226 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Request account information and routing instructions by calling the Transfer Agent at 1-866-882-1226.

Federal funds wire purchases will be accepted only on days when the NYSE and The Bank of New York Mellon are open for business.

Additional Investments. Additional investments may be made at any time by purchasing Shares of the Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to S1 Fund) or by wiring monies to The Bank of New York Mellon as outlined under “Initial Investment by Wire.” Notification must be given to the Transfer Agent at 1-866-882-1226 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the date of purchase.

Automatic Investment Plan. Additional investments in Shares of the Fund may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($250 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at 1-866-882-1226.

Retirement Plans/IRA Accounts. Shares may be purchased in conjunction with individual retirement accounts (“IRAs”) and rollover IRAs. A $15.00 custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact the Transfer Agent at 1-866-882-1226. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Purchases in Kind. In certain circumstances, Shares of the Fund may be purchased “in kind” (i.e. in exchange for securities, rather than cash). The securities rendered in connection with an in-kind purchase must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable in accordance with the Company’s valuation procedures. Securities accepted by the Fund will be valued, as set forth in this Prospectus, as of the time of the next determination of net asset value after such acceptance. The Shares of the Fund that are issued to the investor in exchange for the securities will be determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. The Fund will not accept securities in exchange for its Shares unless such securities are, at the time of the exchange, eligible to be held by the Fund and satisfy such other conditions as may be imposed by the Adviser or the Company. Purchases in-kind may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Fund.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund. The Adviser will monitor the Fund’s total assets and may, subject to Board approval,

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decide to close the Fund at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of the Fund’s strategy. The Adviser, subject to Board approval, may also choose to reopen the Fund to new investments at any time, and may subsequently close the Fund again should concerns regarding the Fund’s size recur. If the Fund closes to new investments, the Fund may be offered only to certain existing shareholders of the Fund and certain other persons who may be subject to cumulative, maximum purchase amounts, as follows:

a.              Persons who already hold Shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

b.              Existing and future clients of financial advisers and planners whose clients already hold Shares of the closed Fund,

c.               Employees of the Adviser and their spouses, parents and children, and

d.              Directors of the Company.

Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser, subject to the Board of Directors’ discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Fund’s Shares will be made in full and fractional shares of the Fund calculated to three decimal places.

The Company’s officers are authorized to waive the minimum initial and subsequent investment requirements.

Good Order. A purchase request is considered to be in good order when all necessary information is provided and all required documents are properly completed, signed and delivered. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

You may redeem Fund Shares at the next NAV calculated after a redemption request is received by the Transfer Agent in good order. The Fund’s NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. You can only redeem Shares of the Fund on days the NYSE is open and through the means described below. You may redeem Fund Shares by mail, or, if you are authorized, by telephone. The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund.

Redemption By Mail. Your redemption requests should be addressed to S1 Fund, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9869, Providence, RI 02940; for overnight delivery, requests should be addressed to S1 Fund, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581 and must include:

a.              Name of the Fund;

b.              Account number;

c.               Your Share certificates, if any, properly endorsed or with proper powers of attorney;

d.              A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e.               Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $50,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer

21

Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f.                Other  supporting  legal  documents,  if  required,  in  the  case  of  estates,  trusts,  guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to utilize the telephone redemption option, you must indicate that option on your Account Application. Please note that the telephone redemption option is not available for retirement accounts. You may then initiate a redemption of Shares by calling the Transfer Agent at 1-866-882-1226 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Fund or its Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Fund or its Transfer Agent to be genuine. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Fund and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Involuntary Redemption. The Fund reserves the right to redeem a shareholder’s account in the Fund at any time the value of the account in the Fund falls below $5,000 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in the Fund is less than $5,000 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Fund will not be charged when Shares are involuntarily redeemed.

The Fund may assert the right to redeem your shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse the Fund for any loss sustained by reason of your failure to make full payment for shares of the Fund you previously purchased or subscribed for.

Other Redemption Information. Redemption proceeds for Shares of the Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC. If a shareholder receives redemption proceeds in-kind, the shareholder will bear the market risk of the securities received in the redemption until their disposition and should expect to incur transaction costs upon the disposition of the securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund.

Good Order. A redemption request is considered to be in good order when all necessary information is provided and all required documents are properly completed, signed and delivered. Redemption requests not in good order may be delayed.

Dividends and Distributions

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Fund will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. The estimated amount of any annual distribution will be posted to the Adviser’s website at www.S1Fund.com or a free copy may be obtained by calling 1-866-882-1226.

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The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid U.S. federal tax. The Fund’s distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

More Information About Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income except as discussed below.

Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. For taxable years beginning after December 31, 2012, the maximum long-term capital gain rate applicable to individuals, estates, and trusts is 20%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long- term capital gains rates. But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions paid by the Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales of Shares. You will generally recognize taxable gain or loss for federal income tax purposes on a sale or redemption of your shares based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

Medicare Tax on Investment Income. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from sales or redemptions of Fund shares) of individuals,

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estates and trusts to the extent “modified gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding. The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders. Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of a regulated investment company such as the Fund, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital loss) and, for taxable years of the Fund beginning before January 1, 2014, dividends attributable to the Fund’s interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, or a foreign individual investor is present in the United States for 183 days or more in a calendar year, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Beginning January 1, 2014, the Fund will be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More information about taxes is contained in the SAI.

Multi-Class Structure

The Fund also offers R Shares, which are offered directly to individual investors in a separate prospectus. Shares of each class of the Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on I Shares of the Fund can be expected to differ from the total return on R Shares of the Fund. Information concerning other classes of the Fund can be requested by calling the Fund at 1-866-882-1226.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND’S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single I Share of the Fund. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund’s financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report, which is available upon request (see back cover for ordering instructions).

		I Shares
	I Shares for the	For the Period
	Fiscal Year ended	September 30, 2010 to
	August 31, 2012	August 31, 2011(1)

Per Share Operating Performance
Net asset value, beginning of period	$9.96	$10.00
Net investment loss(2)	(0.32)	(0.29)
Net realized and unrealized gain from investments	0.42	0.25	(3)
Total from operations	0.10	(0.04)
Net asset value, end of period	$10.06	$9.96
Total investment return(4)	1.00%	(0.40	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,289	$51,234
Ratio of expenses to average net assets with waivers and reimbursements (including dividend and interest expense)	4.42%	4.06	%(6)
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	2.95%	2.95	%(6)
Ratio of expenses to average net assets without waivers and reimbursements (including dividend and interest expense)	5.24%	6.39	%(6)
Ratio of net investment loss to average net assets	(3.24)%	(3.16	)%(6)
Portfolio turnover rate	249.27%	440.88	%(5)

(1)         The Fund commenced investment operations on September 30, 2010.

(2)         Calculated based on average shares outstanding for the period.

(3)         The amount shown may not correlate with the change in the aggregate gains and losses presented on the Statement of Operations due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)         Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)         Annualized.

(6)         Not Annualized

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S1 Fund

of

The RBB Fund, Inc.

(1-866-882-1226)

www.S1Fund.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the S1 Fund is available free of charge, upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments, describe the Fund’s performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Fund’s performance during its last fiscal year.

When available, the annual and semi-annual reports to shareholders may be obtained by visiting www.S1Fund.com

Statement of Additional Information

An SAI, dated December 31, 2012, as supplemented, has been filed with the SEC. The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the annual and semi-annual reports, by calling 1-866-882-1226. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally part of the prospectus). The SAI is available on the Adviser’s website at www.S1Fund.com.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: 1-866-882-1226 or visit the website of the Adviser at www.S1Fund.com.

Purchases and Redemptions

Call 1-866-882-1226.

Written Correspondence

Street Address:

S1 Fund, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581

P.O. Box Address:

S1 Fund, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9869, Providence, RI 02940

Securities and Exchange Commission

You may also view and copy information about the Company and the Fund, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may obtain information on the operation of the public reference room by calling the SEC at (202) 551-8090.

INVESTMENT COMPANY ACT FILE NO.811-05518

S1 Fund

of The RBB Fund, Inc.

Ticker Symbol: SONRX

R Shares

Prospectus

December 31, 2012
(as revised June 27, 2013)

Investment Adviser:
Simple Alternatives, LLC

THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE “SEC”). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SUMMARY SECTION

S1 Fund	1

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISKS	8

MANAGEMENT OF THE FUNDS

Investment Adviser	14

Sub-Advisers	14

SHAREHOLDER INFORMATION

Pricing of Fund Shares	17

Market Timing	17

Purchase of Fund Shares	18

Redemption of Fund Shares	20

Dividends and Distributions	22

More Information About Taxes	22

Multi-Class Structure	23

FOR MORE INFORMATION	Back Cover

SUMMARY SECTION

Investment Objective

The S1 Fund (the “Fund”) seeks to provide long-term capital appreciation with an emphasis on absolute (positive) returns and low correlation to traditional financial market indices such as the S&P 500® Index.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold R Shares of the Fund.

R Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	2.75%
Distribution (12b-1) Fees	0.25%
Other Expenses:
Dividend Expense on Short Sales(1)	0.99%
Interest Expense on Borrowings	0.48%
Other Operating Expenses	1.02%
Total Other Expenses	2.49%
Acquired Fund Fees and Expenses(2)	0.05%
Total Annual Fund Operating Expenses	5.54%
Less Fee Waiver and Expense Reimbursements(3)	(0.82)%
Net Expenses	4.72%

(1)         There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.

(2)         “Acquired Fund” means any investment company in which the Fund invests or has invested during the current fiscal year ended August 31, 2012. Net Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The Fund calculates the Acquired Fund’s expenses using the net expense ratios reported in the Acquired Fund’s most recent shareholder reports.

(3)         The Fund’s investment adviser, Simple Alternatives, LLC (the “Adviser”), has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes) exceeds 3.20% of the average daily net assets attributable to the Fund’s R Shares. This contractual limitation is in effect until at least December 31, 2014 and may not be terminated without Board approval. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, litigation, extraordinary items, interest and taxes are excluded from the expense limitation, Total R Shares Annual Fund Operating Expenses (after fees forgone and expense reimbursements) are expected to exceed the applicable expense limitation. If at any time during the first three years the Fund’s Advisory Agreement with the Adviser is in effect, the Fund’s Total Annual Fund Operating Expenses for that year are less than 3.20%, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three-year period if such reimbursement by the Fund does not cause the Fund to exceed existing expense limitations.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
R Shares	$473	$1,502	$2,605	$5,309

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 249.27%.

Summary of Principal Investment Strategies

The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub- advisers (“Sub-Advisers”) in percentages determined at the discretion of the Fund’s investment adviser, Simple Alternatives, LLC (the “Adviser”). The Adviser also manages a portion of the Fund’s assets and monitors Sub- Adviser trading with the dual objectives of maximizing each Sub-Adviser’s investment flexibility and assuring that the Fund as a whole complies with investment restrictions. Otherwise, each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund’s investment objective and strategies and the particular investment restrictions applicable to that Sub-Adviser.

The strategies utilized by the Fund are hedge fund-type strategies and include absolute return strategies as well as strategies aimed at enhanced risk-adjusted returns. The strategies and investment techniques employed by the Sub-Advisers aim to produce absolute returns over a full market cycle while managing risk exposure. These strategies and techniques may attempt to exploit disparities or inefficiencies in particular markets or geographical regions; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes and relationships or special situations and events (such as spin-offs or reorganizations). Such strategies may have low correlation to traditional markets because they seek asymmetric investment opportunities that may present risks unrelated to traditional markets.

The Sub-Advisers may invest and trade in a wide range of instruments, markets and asset classes in U.S. and non-U.S., developed and emerging markets. Investments include equities and equity-related instruments, fixed- income and other debt-related instruments, currencies, financial futures, options and swaps, commodity-linked instruments and private placements. Equities and equity-related instruments include common stocks, preferred stocks, convertible securities, sponsored or unsponsored depositary receipts, exchange traded funds (“ETFs”), Rule 144A equity securities, warrants, rights, and equity derivatives such as call and put options, forward currency exchange contracts, swaps and futures. Debt-related instruments include corporate bonds, Rule 144A bonds, defaulted debt securities, distressed debt securities, mezzanine investments, bank loans, asset-backed securities, mortgage-backed securities, unrated securities and securities of companies in bankruptcy. Commodity-linked instruments include commodity-linked structured notes, commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets. The Sub-Advisers may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Asset-backed securities acquired by the Fund may also include collateralized debt obligations (“CDOs”). CDOs include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”) and other similarly structured securities. The Sub-Advisers may invest in equity and debt securities of companies of all sizes and without limit on the credit quality or maturity of debt securities. These securities can be rated investment grade, rated below investment grade, or high yield securities (also known as “junk bonds”), which are below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch or unrated. The Fund may invest in securities of the lowest rating category, including securities in default. There is no limit to the amount the Fund may invest in junk bonds. The Sub-Advisers may borrow money from banks in order to purchase securities or for other investment purposes. The Sub-Advisers may also sell securities short, which is a form of leverage.

The Adviser has primary responsibility for allocating Fund assets in a manner that attempts to diversify the Fund’s portfolio across multiple strategies and investment styles that the Adviser believes are complementary and, when combined, will produce enhanced risk-adjusted returns. The Adviser reviews a range of qualitative and quantitative factors when determining the allocations and reallocations to Sub-Advisers, including, but not limited to, the Sub-Adviser’s style, historical performance and the characteristics of each Sub-Adviser’s allocated assets (including investment process and statistical analysis). The Adviser will allocate Fund assets among strategies of the Sub-Advisers that it believes offer the potential for attractive long-term investment returns individually and are expected to blend within the Fund’s portfolio so that it will have low correlation and low volatility relative to the broader stock and bond markets. The Adviser may direct a Sub-Adviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s overall portfolio. The Adviser retains the discretion to invest the Fund’s assets in securities and other instruments directly and may do so in certain circumstances including pending allocation to a Sub-Adviser, to hedge against overall Fund exposure created by the Sub-Advisers, or to increase or reduce the Fund’s exposure to a particular issuer, sector, industry or general market risk, including interest rate risk.

Summary of Principal Risks

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. The Fund is only a suitable investment for investors who can bear leverage and derivatives securities risks. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

• Multi-Manager Dependence. The success of the Fund’s investment strategy depends both on the Adviser’s ability to select Sub-Advisers and to allocate assets to those Sub-Advisers and on each Sub-Adviser’s ability to execute the relevant strategy and select investments for the Fund. The Sub-Advisers’ investment styles may not always be complementary, which could affect the performance of the Fund.

• Absolute Return Focus. The Fund’s returns may deviate from overall market returns to a greater degree than other funds that do not employ an absolute return focus. In addition, if the Fund or a Sub-Adviser takes a defensive posture by hedging its portfolio and stock prices subsequently advance, the Fund’s returns may be lower than expected and lower than if the Fund’s portfolio had not been hedged.

• Equity Securities. The Fund is designed for investors who can accept the risks of investing in a portfolio with significant holdings of equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities held by the Fund.

• Mid Cap Company Investments. Securities of companies with mid cap capitalizations tend to be riskier than securities of companies with large capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid by mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

• Small Cap Company Investments. Securities of companies with small capitalizations tend to be riskier than securities of companies with mid cap and large capitalizations. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

• Fixed Income Securities. Fixed income securities in which the Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

• Asset-Backed Securities. The risks of investing in asset-backed securities include interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

• Mortgaged-Backed Securities. The risks of investing in mortgaged-backed securities include interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

• High Yield Debt Obligations. The Fund may invest in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

• Foreign Investments. International investing is subject to special risks, including currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders.

• Emerging Markets. Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

• Leverage. The Fund may borrow money from banks in order to purchase securities for other investment purposes. The Fund may also engage in selling securities short, which is a form of leverage. Although the use of leverage by the Fund may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. There is no assurance that the use of leverage as an investment strategy will be successful.

• Derivatives. The Fund’s investments in derivative instruments such as options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

• Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity- linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

• Convertible Securities. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

• Valuation. Portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using market quotations, and the security may be sold at a discount to the value established by the Fund.

• Redemptions. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

• Portfolio Turnover. The Fund frequently trades its portfolio securities. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains.

• Exchange Traded Funds. ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF is designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

• New Adviser Risk. The Fund’s Sub-Advisers may be newly-formed, newly registered with the SEC and/or have not previously managed a mutual fund. Accordingly, investors in the Fund bear the risk that a Sub- Adviser’s inexperience may limit its effectiveness.

Fund Performance

As of the date of this Prospectus, the Fund’s R Shares have not yet commenced operations. The chart below illustrates the performance of the Fund’s I Shares, which are offered in a separate Prospectus. Had R Shares been operational during the periods in the chart and table below, they would have had substantially similar annual returns as the I Shares because R Shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that R Shares and I Shares do not have the same expenses. The information provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information may be obtained at www.S1Fund.com or 1-866-882-1226.

TOTAL RETURNS FOR THE CALENDAR YEAR ENDED DECEMBER 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	2.13% (quarter ended March 31, 2011)
Worst Quarter:	(3.93)% (quarter ended September 30, 2011)

Year-to-date total return for the nine months ended September 30, 2012: 4.00%

AVERAGE ANNUAL TOTAL RETURNS

The table below compares the Fund’s total returns for the calendar year ended December 31, 2011 to the average annual total returns of a broad-based securities market index for the same period. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2011

	Calendar Year ended December 31, 2011	Since Inception(1) (September 30, 2010)
I Shares Before Taxes	(1.21)%	(1.92)%
I Shares After Taxes on Distributions(1)	(1.21)%	(1.92)%
I Shares After Taxes on Distributions and Sale of Fund Shares	(0.79)%	(1.63)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	13.10%

(1)         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA). After-tax returns are shown for only the I Shares and may vary for R Shares.

Management of the Fund

Investment Adviser and Sub-Advisers

Simple Alternatives, LLC, 90 Grove Street, Suite 205, Ridgefield, Connecticut 06877, serves as investment adviser to the Fund. Roaring Blue Lion Capital Management, LLC, Courage Capital Management, LLC, Lauren Templeton Capital Management, LLC, Maerisland Capital, LLC, and Starwood Real Estate Securities, LLC each serves as a Sub-Adviser to the Fund.

Portfolio Managers

	Title	Portfolio Manager of Fund since:
Simple Alternatives, LLC

James Dilworth	Managing Partner	Inception

Bruce MacDonald	Partner	Inception

Roaring Blue Lion Capital Management, LLC

Charles W. Griege, Jr.	Managing Partner, Chief Investment Officer	Inception

Courage Capital Management, LLC

Richard C. Patton	Chief Investment Officer	Inception

Garelick Capital Partners, L.P.

Bruce Garelick	Managing Partner, Chief Investment Officer	June 27, 2013

Lauren Templeton Capital Management, LLC

Lauren C. Templeton	Founder, Managing Member, Chief Compliance Officer	Inception

Scott Phillips	Portfolio Manager, Head of Research	Inception

Maerisland Capital, LLC

Mark Beder	Founder, Chief Executive Officer, Chief Investment Officer	January 1, 2012

Sonica Capital LLC

Alexander Fodor	Managing Member, Chief Investment Officer	June 3, 2013

Starwood Real Estate Securities, LLC

Matthew C. Gilman	Chief Executive Officer, Portfolio Manager	Inception

Purchase and Sale of Fund Shares

Minimum Initial Investment: $250,000

You can only purchase and redeem Shares of the Fund on days the New York Stock Exchange is open. Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professions (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail:

S1 Fund

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9869

Providence, RI 02940-8042

Purchase By Wire:

Before  sending  any  wire,  call  BNY  Mellon  Investment  Servicing  (US)  Inc.  (the  “Transfer  Agent”)  at 1-866-882-1226 to confirm the current wire instructions for the S1 Fund.

Redemption By Telephone:

Call the Transfer Agent at 1-866-882-1226

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISKS

This section provides some additional information about the Fund’s investments and certain portfolio management techniques that the Fund may use. More information about the Fund’s investments and portfolio management techniques, and related risks, is included in the Statement of Additional Information (“SAI”).

The Fund’s investment objective is non-fundamental and may be changed by the Board of Directors of The RBB Fund, Inc. (the “Company”) without the approval of the Fund’s shareholders. However, as a matter of policy, the Fund would not materially change its investment objective without informing shareholders at least 60 days in advance of any such change.

Additional Information About the Fund’s Principal Investments and Risks

Sub-Adviser Investment Strategies. The Sub-Advisers will use a combination of the following investment strategies:

Relative Value

This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. Such discrepancies are often created by imbalances in supply and demand of different types of issues (for example, agency securities relative to U.S. Treasury securities).

Event Driven

This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event. Such events include corporate events, such as restructurings, spin-offs and significant litigation (e.g., tobacco litigation). Opportunities in this area are created by the reluctance of traditional investors to assume the risk associated with certain corporate events.

Long/Short Equity

This strategy employs long and short trading in common stock, and preferred stock of U.S. and foreign issuers. This strategy attempts to neutralize exposure to general market risk by primarily investing in stocks that are undervalued and short selling those stocks that are considered to be undervalued.

Market Neutral Equity

This strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Global Macro

This strategy seeks to generate income and/or capital appreciation through a portfolio of investments focused on macro-economic opportunities across numerous markets and instruments. These strategies may include positions in the cash, currency, futures and forward markets. Trading positions are generally held both long and/or short in both U.S. and non-U.S. markets. With a broader global scope, returns to the Global Macro strategy generally exhibit little to no correlation with the broader domestic equity and bond markets.

Convertible Arbitrage

This strategy seeks to take advantage of pricing inefficiencies of the embedded option in a convertible bond. The strategy typically involves the purchase of a convertible debt or preferred equity instrument (an instrument that is effectively a bond or has a fixed obligation of repayment with an embedded equity option, non-detachable warrants or an equity-linked or equity-indexed note) concurrent with the short sale of, or a short over-the-counter derivative position in, the common stock of the issuer of such debt instrument.

Credit Biased

These strategies invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may include wide credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

Mortgage Backed Securities

This strategy is designed to exploit perceived mispricings in mortgage back securities. Such mispricings can result from periods of market illiquidity and distress or from analytical anomalies. The strategy will invest in both conventional and complex mortgage backed securities.

Opportunistic Equities

This strategy is designed to capitalize on underpriced equity securities or on positive market trends and may focus in certain securities markets, industries, company sizes, or geographical areas. Strategies are primarily managed for absolute return and Sub-Advisers assess risk and opportunity on an absolute, not an index-relative basis, by focusing on relatively few investments that the manager believes are undervalued and either offer a margin-of-safety, or offer high growth opportunities. Selective hedging through the use of short sales or options may be utilized to manage risk exposure. Strategies may also focus on special situations or events, including distressed equities.

Additional Investment Strategies

The Fund also has the ability to employ strategies including borrowing money from banks to purchase securities and investing in warrants, options and futures, reverse repurchase agreements, initial public offerings, restricted securities, and other investment companies. Each Sub-Adviser will have its own methods of determining when to sell an investment, which will vary depending on the Sub-Adviser’s investment strategy. Sell decisions may be triggered by an adverse change in a company’s operating performance or a deterioration of a company’s business model. A sell trigger may also occur if a Sub-Adviser discovers a new investment opportunity that it believes is more compelling.

Derivative Contracts. The Fund may, but need not, use derivative contracts for any of the following purposes:

•     To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be purchased;

•     As a substitute for buying or selling currencies or securities; or

•     To seek to enhance the Fund’s return in non-hedging situations (which is considered a speculative activity).

Examples of derivative contracts include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate or currency swaps. The Fund may use derivative contracts involving foreign currencies. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Short Sales. The Fund engages in short sales — including those that are not “against the box,” which means that the Fund may make short sales where the Fund does not currently own or have the right to acquire, at no added cost, securities identical to those sold short — in accordance with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). In a typical short sale, the Fund borrows from a broker a security in order to sell the security to a third party. The Fund is then obligated to return a security of the same issuer and quantity at some future date. The Fund realizes a loss to the extent the security increases in value or a profit to the extent the security declines in value (after taking into account any associated costs). Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 95% of the value of the Fund’s assets.

Equity and Equity-Related Securities. The Fund invests in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts (“REITs”), and equity participations. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Common stocks may decline over short or even extended periods of time. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership than investors in a corporation. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund’s net asset value to fluctuate. The number of issuers in the Fund’s portfolio will vary over time.

Fixed Income Investments. The Fund invests a portion of its assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The principal debt investments of the Fund will be fixed and floating rate securities with no reset terms.

The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, the Fund treats the security as being rated in the higher rating category.

Mortgage-Backed Securities. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk, i.e. the risk that an issuer will exercise its right to pay later than expected. This may occur when there is a rise in interest rates. Mortgage derivatives and structured securities often employ features that have the effect of leverage. As a result, small changes in interest or prepayment rates may cause large and sudden price movements, especially compared to an investment in a security that is not leveraged. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

The Fund may also use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose the Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations. In addition, if the Adviser’s or Sub-Advisers’ prepayment assumptions are incorrect, the Fund may have performed better had the Fund not entered into the mortgage dollar roll. Unless covered, investing in dollar rolls creates leverage and dollar rolls are subject to the general risks involved in leveraging.

Foreign Securities. The Fund may invest in securities of foreign issuers that are traded or denominated in U.S. dollars (including equity securities of foreign issuers trading in U.S. markets) through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”). Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders.

In addition, the Fund may invest in securities traded or denominated in foreign currencies and in multinational currencies such as the Euro. The Fund will value its securities and other assets in U.S. dollars. Investments in securities of foreign entities and securities denominated or traded in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated or quoted in currencies other than the U.S. dollar. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Valuation. Portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Interest Rate Risk. During periods of rising interest rates, the market value of the Fund’s fixed-income securities will tend to be lower than prevailing market interest rates. In periods of falling interest rates, the market value of the Fund’s fixed-income securities generally will tend to be higher than prevailing market interest rates. Prices of longer-term fixed income securities are typically more sensitive to changes in interest rates than prices of shorter-term fixed-income securities.

Credit/Default Risk. The credit rating of an issuer or guarantor of a security in which the Fund invests may be lowered or an issuer or guarantor of a security or the counterparty to a derivatives contract or a repurchase agreement may default on its payment obligations.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Liquid securities may also become illiquid because of market events or uncertainties. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Leveraging Risks. The use of leverage by the Adviser and Sub-Advisers may increase the volatility of the Fund. These leveraged instruments may result in losses to the Fund or may adversely affect the Fund’s net asset value or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Fund may also use borrowed funds to create leverage. Although the use of leverage by the Fund may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and instruments purchased with leverage proceeds are greater than the cost of the leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and instruments purchased with such proceeds does not cover the cost of leverage, the Fund’s return will be less than if leverage had not been used. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund may not be able to liquidate assets quickly enough to pay off its borrowing. Short sales of securities also involve the use of leverage. Using this investment technique may adversely affect the Fund’s net asset value or total return.

To limit leverage risk, the Fund will segregate assets determined by the Adviser to be liquid in accordance with procedures established by the Board of Directors, or, when permissible, enter into offsetting transactions, to cover its obligations resulting from its use of derivative instruments. Securities held in a segregated account cannot be sold while the futures contract, option or other derivative is outstanding, unless they are replaced with other suitable assets. As a result, it is possible that segregating a large percentage of the Fund’s assets could impede portfolio management or its ability to meet redemption requests or other current obligations.

Interest Rate Swaps, Total Return Swaps, Credit Default Swaps, Options on Swaps and Interest Rate

Caps, Floors and Collars.

•     Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.

•     Total return swaps are contracts that obligate one party to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities or a non-asset reference such as a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.

•     Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation.

•     Options on swaps (“swaptions”) are options to enter into a swap agreement. The Fund may also purchase and write (sell) swaptions. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

•     Interest rate caps entitle the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap.

•     Interest rate floors entitle the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

•     Interest rate collars combine a cap and a floor that are designed to preserve a certain return within a predetermined range of interest rates.

The Fund may enter into the transactions described above for hedging purposes or to seek to increase total return (which is considered a speculative activity). The use of swaps, swaptions, and interest rate caps, floors and collars is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or a Sub-Adviser is incorrect in its forecasts of market values and interest rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.

Counterparties. To the extent the Fund invests in loans or securities traded over-the-counter, swaps, “synthetic” or derivative instruments, repurchase agreements, certain types of options or other customized financial instruments, the Fund takes the risk of non-performance by the other party to the contract. This risk may include credit risk of the counterparty and the risk of settlement default. This risk may differ materially from those entailed in exchange-traded transactions that generally are supported by guarantees of clearing organizations, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

Commodity-Linked Derivatives. The Fund may gain exposure to the commodities markets through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. There cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to debt and equity securities.

Convertible Securities Risk. Convertible securities have characteristics of both equity and fixed-income securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions. In particular, when interest rates rise, fixed-income securities will decline in value. Convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. Lower quality convertible securities, also known as “junk bonds,” involve greater risk of default or price changes due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities in the lowest quality category may present the risk of default, or may be in default.

Tax Risk. The Fund may seek to gain exposure to the commodity markets through investments in commodity- linked notes. The Fund has not requested or received a ruling from the Internal Revenue Service (“IRS”) regarding their treatment for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code (“Code”). Additionally, the tax treatment of commodity-linked notes and other commodity-linked derivatives may be adversely affected by future legislation, U.S. Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Exchange-Traded Funds (ETFs). The Fund may invest up to 25% of its assets in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies. The Fund may invest up to 10% of its total assets in the securities of other investment companies (including issues that would be investment companies but for sections 3(c)(1) or 3(c)(7) of the 1940 Act), but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Fund may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. Investments in issues that would be investment companies but for sections 3(c)(1) or 3(c)(7) of the 1940 Act will generally be considered illiquid investments and would be subject to the Fund’s 15% limitation on investments in illiquid securities.

Redemptions. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Portfolio Turnover. The Fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Fund’s performance.

Temporary Investments. The Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking temporary defensive positions (up to 100% of its assets) in all types of money market and short-term debt securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Broad-Based Securities Market Index. The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

Disclosure of Portfolio Holdings

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. The SAI is incorporated herein.

MANAGEMENT OF THE FUNDS

Investment Adviser

Simple Alternatives, LLC, a registered investment adviser located at 90 Grove Street, Suite 205, Ridgefield, Connecticut 06877, provides investment advisory services to the Fund subject to the general supervision of the Company’s Board of Directors. The Adviser was founded in October 2009 by James Dilworth.

Pursuant to an investment advisory agreement with the Company, the Adviser is entitled to an advisory fee at the annual rate of 2.75% of the Fund’s average daily net assets, computed daily and payable monthly. The Adviser has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes) exceeds 3.20% of the average daily net assets attributable to the Fund’s R Shares. This contractual limitation is in effect until at least December 31, 2014 and may not be terminated without Board approval. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, litigation, extraordinary items, interest and taxes are excluded from the expense limitation, Total R Shares Annual Fund Operating Expenses (after fees forgone and expense reimbursements) are expected to exceed the applicable expense limitation. If at any time during the first three years the Fund’s Advisory Agreement with the Adviser is in effect, the Fund’s Total Annual Fund Operating Expenses for that year are less than 3.20%, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three- year period if such reimbursement by the Fund does not cause the Fund to exceed existing expense limitations. For the fiscal year ended August 31, 2012, after waivers, the Adviser has received 1.93% of the Fund’s average daily net assets. Had fee waivers not been in place, the Adviser would have received 2.75% of the Fund’s average daily net assets.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination, and replacement, subject to approval by the Board of Directors. James Dilworth and Bruce MacDonald are the portfolio managers primarily responsible for the day-to-day management of the Fund. Prior to founding Simple Alternatives, LLC, Mr. Dilworth worked with Common Sense Investment Management, LLC. Common Sense Investment Management is an institutional hedge fund of funds. Mr. Dilworth founded Dilworth Securities, Inc. and Dilworth Capital Management, LLC in 2003. Prior to establishing Dilworth Capital, Mr. Dilworth served as the CEO and Managing Director of London-based Middlebury Capital Partners International, a holding company partially owned by and managing investments for the Charles R. Schwab family. In 1998, Mr. Dilworth joined Clark Winter in developing Winter Capital International, a fund of funds based in New York City, which was sold to Citigroup Private Bank in late 2000. Mr. Dilworth received his MBA from Northwestern University’s Kellogg Graduate School of Business. Mr. MacDonald currently serves as Partner of the Adviser. From 2005 to 2009 he was Director of Asset Allocation and Risk Management for the University of Virginia Investment Management Company (UVIMCO). Before joining UVIMCO Mr. MacDonald was the Senior Investment Strategist for Putnam Investments’ Global Asset Allocation team. Mr. MacDonald holds an MBA from Columbia University and a BA in religion from Wesleyan University.

Sub-Advisers

The Fund has received an exemptive order from the SEC that permits the Adviser to engage or terminate a Sub-Adviser, and to enter into and materially amend an existing sub-advisory agreement, upon the approval of the Board of Directors, without obtaining shareholder approval. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser compensates each Sub-Adviser at a rate negotiated by the Adviser and the Sub-Adviser. The Adviser selects Sub-Advisers based upon the Sub-Adviser’s skills in managing assets pursuant to particular investment styles and strategies. The Adviser monitors existing Sub-Advisers based on their investment styles, strategies, and results in managing assets for specific asset classes. Each Sub-Adviser will have discretion to select portfolio securities for its portion of the Fund, but must select those securities according to the Fund’s investment objectives and restrictions. The Fund is not required to invest with any minimum number of Sub-Advisers, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser. The Adviser may change the allocation of the Fund’s assets among the available Sub-Advisers, and may add or remove Sub-Advisers, at any time.

Roaring Blue Lion Capital Management, LLC (“Blue Lion”), a registered investment adviser located at 8115 Preston Road, Suite 550, Dallas, TX 75225, has served as a Sub-Adviser to the Fund since its inception. Charles W. Griege, Jr. is the portfolio manager primarily responsible for the day-to-day management of the portion of the Fund sub-advised by Blue Lion. Mr. Griege has been Managing Partner and Chief Investment Officer of Blue Lion since 2005. Prior to starting Blue Lion, Mr. Griege joined Atlas Capital Management, a long/short equity fund, as a partner in May 2001. Prior to Atlas, Mr. Griege spent six years in investment banking, most recently as a Managing Director at SoundView Technology Group. Prior to joining SoundView, Mr. Griege was a Vice President in the research sales division of Sanford Bernstein. Mr. Griege received an MBA with honors from Columbia Business School in 1990 and a BA degree from Vanderbilt University in 1985. Blue Lion employs a long/short equity strategy with a value-oriented bias in managing its portion of the Fund. The Fund is the only mutual fund for which the Sub-Adviser provides advisory services.

Courage Capital Management, LLC (“Courage Capital”), a registered investment adviser located at 4400 Harding Road, Ste. 503, Nashville, Tennessee 37205, has served as a Sub-Adviser to the Fund since its inception. Courage Capital was founded in 1998 by Richard C. Patton, who is also the portfolio manager primarily responsible for the day-to-day management of the portion of the Fund sub-advised by Courage Capital. Mr. Patton is also Chief Investment Adviser of Courage Capital. Prior to founding Courage Capital, Mr. Patton co-founded and operated Woodmont Capital, LLC. Mr. Patton serves on the American Red Cross Board of Governors. Mr. Patton earned a B.S. in Economics from Vanderbilt University and an M.B.A. from Harvard Business School. Courage Capital employs an event driven investment strategy, including investments in special situations companies and distressed securities, in managing its portion of the Fund. The Fund is the only mutual fund for which the Sub- Adviser provides advisory services.

Garelick Capital Partners, L.P. (“Garelick”), a registered investment adviser located at 2 International Place-18th Floor, Boston, MA 02110, has served as Sub-Adviser to the Fund since June 27, 2013.Garelick was founded in May 2012 and is majority owned by Bruce Garelick, its Managing Partner and Chief Investment Officer, who is primarily responsible for directing the business and affairs of Garelick.  Prior to forming Garelick, from 2005 until 2011, Mr. Garelick acted as Lead Technology Portfolio Manager for Adage Capital Management, LP, a Boston based equity hedge fund manager.  Mr. Garelick earned his Bachelor of Arts degree from Vanderbilt University in 1992 and a Masters in Business Administration degree from The Wharton School of the University of Pennsylvania in 1997.  Garelick will employ an equity long/short strategy with a focus on technology securities.  The Fund is the only mutual fund for which the Sub-Adviser provides advisory services.

Lauren Templeton Capital Management, LLC (“LT”), a registered investment adviser located at 633 Chestnut Street, Suite 820, Chattanooga, TN 37450, has served as a Sub-Adviser to the Fund since its inception. LT was founded in 2001 by Lauren C. Templeton. Ms. Templeton and Scott Phillips have responsibility for the day- to-day management of the portion of the Fund sub-advised by LT. Ms. Templeton is managing member and Chief Compliance Officer of LT. Ms. Templeton is also founder and director of the Southeastern Hedge Fund Association. In addition to these responsibilities Ms. Templeton also serves the following organizations; The Atlanta Hedge Fund Roundtable (President), the Board of Trustees at the Baylor School, the Pre-Business Advisory Council at the University of the South, Sewanee (Board Member), and the Finance Advisory Board of the University of Tennessee Chattanooga. Ms. Templeton is a published book author having written “Investing the Templeton Way” released by McGraw Hill in 2008. Investing the Templeton Way is a value investor’s guide to the successful methods employed by her mentor, Sir John Templeton. Ms. Templeton received a B.A. in Economics from the University of the South. Mr. Phillips joined LT in 2007 and serves as Portfolio Manager and Head of Research. Prior to joining LT, Mr. Phillips founded Cumberland Capital Corp, located in Chattanooga, Tennessee in 2004, where he provided equity research services to Green Cay Asset Management, a hedge fund management company located in Nassau, Bahamas. Mr. Phillips received his B.A. in English from the University of the South. Mr. Phillips co- authored “Investing the Templeton Way.” LT uses a global value investment strategy in managing its portion of the Fund. The Fund is the only mutual fund for which the Sub-Adviser provides advisory services.

Maerisland Capital, LLC (“Maerisland”), a registered investment adviser located at 500 Newport Center Drive, Suite 600, Newport Beach, CA 92660, has served as a Sub-Adviser to the Fund since January 1, 2012. Maerisland was formed in September of 2011 by Mark Beder, who is also the portfolio manager primarily responsible for the day-to-day management of the portion of the Fund sub-advised by Maerisland. Mr. Beder has over 18 years of investment experience as a fundamental, bottoms-up investor and has managed global equity portfolios with long-only, market-neutral and long/short hedged strategies. Prior to forming Maerisland, Mr. Beder was a partner with the Tremblant Capital Group (“Tremblant”) from September 1, 2005 through 2010. Mr. Beder was the founding member and sole portfolio manager of the Tremblant-Trident Funds. Following Tremblant’s restructuring in late 2008, Mr. Beder was named a partner at Tremblant, managed a generalist book within Tremblant’s main fund, and served on the Investment and the Risk Management Committees. Prior to his work at

Tremblant, Mr. Beder was a co-founder and co-portfolio manager of KiCap Management Funds (“KiCap”), series market neutral hedge funds. Mr. Beder and his co-portfolio manager at KiCap began their work together while co- heading the global telecom and media team at Tiger Management, LLC. Mr. Beder and his partner managed a book of over $300 million of assets within Tiger Management’s main fund. Prior to joining Tiger Management in 1999, Mr. Beder spent 6 years with The Capital Group Companies where he managed a $1.4 billion global telecom portfolio and was the lead manager to an additional $6 billion in global telecom assets. Prior to entering the investment industry, Mr. Beder was a Lieutenant Commander and Assault Team Leader with the United States Navy SEAL Team. Mr. Beder holds a Masters of Business Administration degree from the Harvard Business School and a Bachelor of Science degree in Mechanical Engineering from the Massachusetts Institute of Technology. Mr. Beder serves as a Trustee for Harbor Day School and is a Board Member for Second Harvest Food Bank of Orange County. Maerisland uses a long/short global investment strategy that focuses on proprietary research in managing its portion of the Fund. The Fund is the only mutual fund for which the Sub-Adviser provides advisory services.

Sonica Capital LLC (“Sonica”), a registered investment adviser located at 400 Madison Avenue, 17th Floor, New York, NY 10017, has served as a Sub-Adviser to the Fund since June 3, 2013.  Alexander Fodor is the founder, Chief Investment Officer and Managing Member of Sonica.  Mr. Fodor is responsible for both the day-to-day investment decisions and the long-term strategy of that portion of the assets of the Fund allocated to it by the Adviser.  Mr. Fodor has over 14 years of investment and equity research experience.  From 2006 until founding Sonica in 2008, Mr. Fodor was at Izara Capital Management, LLC, where he headed the firm’s research, investment and coverage of equities in the consumer sector.  Mr. Fodor holds a Masters of Business Administration degree from New York University and a Bachelor of Arts degree from Wesleyan University.  Sonica employs a research-based long/short equity investment strategy, with a focus on equities of U.S companies with understandable business models.

Starwood Real Estate Securities, LLC (“SRES”), a registered investment adviser located at 591 West Putnam Avenue, Greenwich, Connecticut 06830, has served as a Sub-Adviser to the Fund since its inception. SRES was launched in 2004. SRES is jointly owned by Barry Sternlicht, Chairman and Advisor, and Matthew C. Gilman, Chief Executive Officer and Portfolio Manager. Over the past 19 years, Mr. Sternlicht has structured more than 400 investment transactions with an asset value of more than $40 billion. From 1995 through 2005, Mr. Sternlicht was Chairman and CEO of Starwood Hotels & Resorts Worldwide, Inc., a company he founded in 1995. Mr. Gilman is the portfolio manager primarily responsible for the day-to-day management of the portion of the Fund sub-advised by SRES. Mr. Gilman joined Starwood Real Estate Securities LLC at its founding in 2004. From 1999 to 2004, Mr. Gilman was Senior Portfolio Manager at ABP Investments US, Inc., the US subsidiary of the Dutch Civil Service Pension Fund, regarded as one of the largest in the world. Mr. Gilman covered real estate securities at JP Morgan Investment Management from 1995 to 1999 and for one year at Genesis Realty Advisors from 1994 to 1995. Mr. Gilman began his career at Wellsford Residential Properties in 1992, a multi-family real estate investment trust. Mr. Gilman is a graduate of Dartmouth College and is a member of the National Association of Real Estate Investment Trusts. SRES employs a long/short equity investment strategy, with a focus on public real estate securities, in managing its portion of the Fund. The Fund is the only mutual fund for which the Sub- Adviser provides advisory services.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

A discussion regarding the basis for the Company’s Board of Directors approval of the Fund’s investment advisory agreement with the Adviser and sub-advisory agreements with the Sub-Advisers is available in the Fund’s annual report for the year ended August 31, 2012 (except for Maerisland, Garelick and Sonica). The discussion regarding the basis for the Company’s Board of Directors approval of the Fund’s sub-advisory agreement with Maerisland is in the Fund’s semi-annual report for the period ended February 29, 2012.  The discussion regarding the basis for the Company’s Board of Directors approval of the Fund’s sub-advisory agreements with Garelick and Sonica will be available in the Fund’s annual report for the period ended August 31, 2013.

Marketing Arrangement

The Adviser or its affiliates may pay additional compensation, out of profits derived from the Adviser’s management fee and not as an additional charge to the Fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under a 12b-1 distribution and/or service plan of the Fund, any record keeping or sub-transfer agency fees payable by the Fund, or other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Adviser access to the financial institution’s sales force; granting the Adviser access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Fund available to its customers and may allow the Fund greater access to the financial institution’s customers.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

R Shares of the Fund (“Shares”) are priced at their net asset value (“NAV”). The NAV per share of the Fund is calculated as follows:

Value of Assets Attributable to R Shares
NAV = –	Value of Liabilities Attributable to R Shares
Number of Outstanding Shares of R Shares

The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The Fund will effect purchases of Fund shares at the NAV next determined after receipt by the Fund’s Transfer Agent of your purchase order in good order. The Fund will effect redemptions of Fund shares at the NAV next calculated after receipt by the Fund’s Transfer Agent of your redemption request in good order.

The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over- the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If the Fund holds foreign equity securities, the calculation of the Fund’s NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund’s portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable by the Fund’s administrator, in consultation with the Adviser and Sub-Advisers, securities will be valued by the Adviser and Sub-Advisers in accordance with procedures adopted by the Company’s Board of Directors and under the Board of Directors’ ultimate supervision. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs, REITs and closed-end funds will be valued at their market price.

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages and does not accommodate market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund Shares held by long-term shareholders. The Company and the Adviser reserve the right to (i) reject a purchase or exchange order, (ii) delay payment of immediate cash redemption proceeds for up to seven calendar days, (iii) revoke a shareholder’s privilege to purchase Fund Shares (including exchanges), or (iv) limit the amount of any exchange involving the purchase of Fund Shares. An investor may receive notice that their purchase order or exchange has been rejected after the day the order is placed or after acceptance by a financial intermediary. It is currently expected that a shareholder would receive notice that its purchase order or exchange has been rejected within 48 hours after such purchase order or exchange has been received by the Company in good order. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise its right if, in the Company’s (or the Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company or the Adviser, has been or may be disruptive to the Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

Pursuant to the policy adopted by the Board of Directors, the Adviser has developed criteria that it uses to identify trading activity that may be excessive. The Adviser reviews on a regular, periodic basis available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, the Adviser, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. If, in its judgment, the Adviser detects excessive, short-term trading, it may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Adviser may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Adviser will apply the criteria in a manner that, in its judgment, will be uniform.

If necessary, the Company may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

There is no assurance that the Fund will be able to identify market timers, particularly if they are investing through intermediaries.

Purchase of Fund Shares

Shares representing interests in the Fund are offered continuously for sale by Foreside Funds Distributors, LLC, formerly known as BNY Mellon Distributors Inc. (the “Distributor”). R Shares of the Fund have not commenced operations as of the date of this Prospectus.

General. You may purchase Shares of the Fund at the NAV per Share next calculated after your order is received by the Transfer Agent in good order as described below. The Fund’s NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment in the Fund is $250,000. There is no minimum for subsequent investments. The Fund may accept initial investments of smaller amounts in its sole discretion. You can only purchase Shares of the Fund on days the NYSE is open and through the means described below.

Purchases Through Intermediaries. Shares of the Fund may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by the Fund in good order, the Transfer Agent will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

For administration, subaccounting, transfer agency and/or other services, the Adviser may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) of the average annual net asset value of accounts with the Company maintained by such Service Organization or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($250,000 minimum) payable to the Fund. Third party checks will not be accepted.

Regular Mail:	Overnight Mail:

S1 Fund	S1 Fund
c/o BNY Mellon Investment Servicing (US) Inc.	c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9869	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

The name of the Fund should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Shares of the Fund may be purchased by wiring federal funds to The Bank of New York Mellon. A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. For the Fund, notification must be given to the Transfer Agent at 1-866-882-1226 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Request account information and routing instructions by calling the Transfer Agent at 1-866-882-1226.

Federal funds wire purchases will be accepted only on days when the NYSE and The Bank of New York Mellon are open for business.

Additional Investments. Additional investments may be made at any time by purchasing Shares of the Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to S1 Fund) or by wiring monies to The Bank of New York Mellon as outlined under “Initial Investment by Wire.” Notification must be given to the Transfer Agent at 1-866-882-1226 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the date of purchase.

Automatic Investment Plan. Additional investments in Shares of the Fund may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($250 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at 1-866-882-1226.

Retirement Plans/IRA Accounts. Shares may be purchased in conjunction with individual retirement accounts (“IRAs”) and rollover IRAs. A $15.00 custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact the Transfer Agent at 1-866-882-1226. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Purchases in Kind. In certain circumstances, Shares of the Fund may be purchased “in kind” (i.e. in exchange for securities, rather than cash). The securities rendered in connection with an in-kind purchase must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable in accordance with the Company’s valuation procedures. Securities accepted by the Fund will be valued, as set forth in this Prospectus, as of the time of the next determination of net asset value after such acceptance. The Shares of the Fund that are issued to the investor in exchange for the securities will be determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. The Fund will not accept securities in exchange for its Shares unless such securities are, at the time of the exchange, eligible to be held by the Fund and satisfy such other conditions as may be imposed by the Adviser or the Company. Purchases in-kind may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Fund.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund. The Adviser will monitor the Fund’s total assets and may, subject to Board approval, decide to close the Fund at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of the Fund’s strategy. The Adviser, subject to Board approval, may also choose to reopen the Fund to new investments at any time, and may subsequently close the Fund again should concerns regarding the Fund’s size recur. If the Fund closes to new investments, the Fund may be offered only to certain existing shareholders of the Fund and certain other persons who may be subject to cumulative, maximum purchase amounts, as follows:

a.              Persons who already hold Shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

b.              Existing and future clients of financial advisers and planners whose clients already hold Shares of the closed Fund,

c.               Employees of the Adviser and their spouses, parents and children, and

d.              Directors of the Company.

Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser, subject to the Board of Directors’ discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Fund’s Shares will be made in full and fractional shares of the Fund calculated to three decimal places.

The Company’s officers are authorized to waive the minimum initial and subsequent investment requirements.

Good Order. A purchase request is considered to be in good order when all necessary information is provided and all required documents are properly completed, signed and delivered. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

You may redeem Fund Shares at the next NAV calculated after a redemption request is received by the Transfer Agent in good order. The Fund’s NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. You can only redeem Shares of the Fund on days the NYSE is open and through the means described below. You may redeem Fund Shares by mail, or, if you are authorized, by telephone. The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund.

Redemption By Mail. Your redemption requests should be addressed to S1 Fund, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9869, Providence, RI 02940; for overnight delivery, requests should be addressed to S1 Fund, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581 and must include:

a.              Name of the Fund;

b.              Account number;

c.               Your Share certificates, if any, properly endorsed or with proper powers of attorney;

d.              A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e.               Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $50,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f.                Other  supporting  legal  documents,  if  required,  in  the  case  of  estates,  trusts,  guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to utilize the telephone redemption option, you must indicate that option on your Account Application. Please note that the telephone redemption option is not available for retirement accounts. You may then initiate a redemption of Shares by calling the Transfer Agent at 1-866-882-1226 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Fund or its Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Fund or its Transfer Agent to be genuine. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Fund and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Involuntary Redemption. The Fund reserves the right to redeem a shareholder’s account in the Fund at any time the value of the account in the Fund falls below $5,000 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in the Fund is less than $5,000 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Fund will not be charged when Shares are involuntarily redeemed.

The Fund may assert the right to redeem your shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse the Fund for any loss sustained by reason of your failure to make full payment for shares of the Fund you previously purchased or subscribed for.

Other Redemption Information. Redemption proceeds for Shares of the Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC. If a shareholder receives redemption proceeds in-kind, the shareholder will bear the market risk of the securities received in the redemption until their disposition and should expect to incur transaction costs upon the disposition of the securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund.

Good Order. A redemption request is considered to be in good order when all necessary information is provided and all required documents are properly completed, signed and delivered. Redemption requests not in good order may be delayed.

Distribution Fees

The Board of Directors of the Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay fees from its R Shares assets for selling and distributing R Shares. Pursuant to the Plan, R Shares of the Fund can pay distribution fees at an annual rate of up to 0.25% of the Fund’s R Shares assets. Because distribution fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

Dividends and Distributions

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Fund will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. The estimated amount of any annual distribution will be posted to the Adviser’s website at www.S1Fund.com or a free copy may be obtained by calling 1-866-882-1226.

The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid U.S. federal tax. The Fund’s distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

More Information About Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income except as discussed below.

Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. For taxable years beginning after December 31, 2012, the maximum long-term capital gain rate applicable to individuals, estates, and trusts is 20%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long- term capital gains rates. But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions paid by the Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales of Shares. You will generally recognize taxable gain or loss for federal income tax purposes on a sale or redemption of your shares based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

Medicare Tax on Investment Income. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from sales or redemptions of Fund shares) of individuals, estates and trusts to the extent “modified gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding. The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders. Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of a regulated investment company such as the Fund, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital loss) and, for taxable years of the Fund beginning before January 1, 2014, dividends attributable to the Fund’s interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, or a foreign individual investor is present in the United States for 183 days or more in a calendar year, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Beginning January 1, 2014, the Fund will be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More information about taxes is contained in the SAI.

Multi-Class Structure

The Fund also offers I Shares, which are offered directly to institutional investors without distribution fees in a separate prospectus. Shares of each class of the Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on R Shares of the Fund can be expected to differ from the total return on I Shares of the Fund. Information concerning other classes of the Fund can be requested by calling the Fund at 1-866-882-1226.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND’S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

S1 Fund

of

The RBB Fund, Inc.

(1-866-882-1226)

www.S1Fund.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the S1 Fund is available free of charge, upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments, describe the Fund’s performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Fund’s performance during its last fiscal year.

When available, the annual and semi-annual reports to shareholders may be obtained by visiting www.S1Fund.com.

Statement of Additional Information

An SAI, dated December 31, 2012, as supplemented, has been filed with the SEC. The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the annual and semi-annual reports, by calling 1-866-882-1226. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally part of the prospectus). The SAI is available on the Adviser’s website at www.S1Fund.com.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: 1-866-882-1226 or visit the website of the Adviser at www.S1Fund.com.

Purchases and Redemptions

Call 1-866-882-1226.

Written Correspondence

Street Address:

S1 Fund, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581

P.O. Box Address:

S1 Fund, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9869, Providence, RI 02940

Securities and Exchange Commission

You may also view and copy information about the Company and the Fund, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may obtain information on the operation of the public reference room by calling the SEC at (202) 551-8090.

INVESTMENT COMPANY ACT FILE NO.811-05518

S1 FUND

I Shares
R Shares

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated June 27, 2013
to the Statement of Additional Information dated December 31, 2012

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective June 27, 2013, the following is inserted as a separate row of the table found under the heading titled “Investment Sub-Advisers” on page S-43 of the SAI:

Garelick Capital Partners, L.P. (“Garelick”) 2 International Place – 18th Floor Boston, MA 02110

Bruce Garelick is the General Partner and majority owner of Garelick and the sole member of GP BG, LLC, the general partner of Garelick.  Garelick employs a long/short equity investment strategy, with a focus on technology securities, in managing its portion of the Fund.

Effective June 27, 2013, the following is inserted as a separate section under the heading titled “The Portfolio Managers” on page S-44 of the SAI:

Garelick

Other Accounts.  In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below.  The information below is provided as of February 28, 2013.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets*	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
1. Bruce Garelick	Other Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	1	$0	1	$0
	Other Accounts:	0	$0	0	$0

* Garelick had no assets under management as of February 28, 2013.

Compensation.  Garelick compensates the portfolio manager for his management of the Fund.  As portfolio manager, Mr. Garelick will receive salary and benefits, as well as his ownership participation in the net operating profits of Garelick and any performance allocation from other accounts managed by Garelick.  As needed, a portion of this participation will be retained in Garelick as working capital and/or invested in the fund.

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Conflicts of Interests.  Garelick has adopted and implemented policies and procedures intended to address conflicts of interest relating to the management of multiple client accounts, including accounts with multiple fee arrangements, and the allocation of investment opportunities.  Garelick will review investment decisions for the purpose of ensuring that all accounts with substantially similar investment objectives are treated equitably.  The performance of similarly managed accounts will also be periodically compared to determine whether there are any unexplained significant discrepancies. Under Garelick’s policies, the duty to disclose and obtain a client’s consent to a conflict of interest must always be undertaken in a manner consistent with the employee’s duty to deal fairly with the client.  Therefore, even when taking action with a client’s consent, each employee must always seek to assure that the action taken is fair to the client.

Effective June 27, 2013 the following is inserted as separate rows of the table included under the heading titled “Fund Shares Owned by Portfolio Managers” on page S-49 of the SAI:

Name	Dollar Range of Fund Shares*
Garelick Capital Partners, LP
Bruce Garelick	Note

* As of June 27, 2013.

Effective immediately, the following is inserted as Appendix I to the SAI:

Appendix I

GARELICK CAPITAL PARTNERS, L.P.
PROXY VOTING POLICY AND PROCEDURES (April, 2013)

The Company has adopted a written proxy voting policy and related procedures which are intended to assure that client securities are voted in the best interests of the client, and which address material conflicts of interest that may arise between the investment adviser and its clients.  A copy of the policy is set forth below.  All Employees involved in portfolio management and/or the voting of client proxies must familiarize themselves with and adhere to this policy, a copy of which is set forth below.  A summary of the Company’s proxy voting policies and procedures will be set forth in the Company’s Form ADV Part 2, when and if applicable, along with information about how each client may learn of the Company’s specific votes of proxies with respect to the client’s securities.  The Company will furnish a copy of the full policies and procedures to clients upon request.

Voting Procedures

General. The Company reviews each proxy solicitation to determine if a Fund has a material interest in the outcome of a Vote and how a Vote may be in furtherance of such interest.  Although the Company may engage outside advisors or other service providers to act as voting agent, to provide analysis of issuer and shareholder proposals, or to

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provide voting guidelines for reference, the Company generally does not delegate the proxy voting decision to, or defer to the recommendation of, outside advisors or other service providers.  The Managing Partner may, in his sole discretion, abstain from voting under certain circumstances, such as when the particular Fund is no longer a shareholder of an issuer on the date of a Vote, a Fund does not have a material holding in the issuer, the Managing Partner determines that the cost of a Vote would exceed the expected benefit of the Vote to a Fund, or any other time that the Managing Partner determines a Vote would be immaterial to a Fund.

Conflicts of Interest. The Company’s Managing Partner has the responsibility to review all Votes.  To the extent the Managing Partner believes a Vote presents any conflicts of interest, regardless of whether they are actual or perceived, he will consult with the CCO in making a determination of how to vote or whether to abstain from voting.  In addition, if at any time any Company employee becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding any particular Voting decision, he or she should contact the Managing Partner and CCO.  If any investment professional is pressured or lobbied either from within or outside of the Company with respect to any particular Voting decision, he or she should contact the Managing Partner and CCO.

Where the Managing Partner and CCO deem appropriate in their sole discretion, unaffiliated third parties may be used to help resolve conflicts.  In this regard, the CCO shall have the power to retain independent fiduciaries, consultants, or professionals to assist with voting decisions and/or to delegate voting or consent powers to such fiduciaries, consultants or professionals.

Voting.  All Company personnel are responsible for promptly forwarding all proxy materials, consent or voting requests or notices or materials related thereto to the Managing Partner.  In most cases, the Managing Partner will make the decision as to the appropriate vote for any particular Vote, in consultation with the CCO, as necessary.

Recordkeeping. The Company’s Votes shall be maintained in the Company’s proxy binder which includes all proxies received by the Company and a record of all voting decisions made with respect to any proxies voted by the Company.  The Company’s Recordkeeping Policies and Procedures apply to Votes.  Company personnel should refer to the Recordkeeping Policies and Procedures for additional guidance and information

Please retain this Supplement for future reference.

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